Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Current assets
Cash and cash equivalents	$ 10,060	$ 9,111
Trade receivables, net	1,279	811
Other receivables, deposits and prepayments	466	692
Inventories	1,097	1,178
Income tax recoverable	5	5
Financial instruments at fair value	504	54
Total current assets	13,411	11,851
Investment in life insurance contract	163	158
Financial instruments at amortized cost	523	523
Property, plant and equipment, net	9,500	9,439
Intangible assets, net	1,813	1,930
Deferred tax asset	779	0
Right-of-use assets	232	300
Total assets	256,421	24,201
Current liabilities
Notes payable - secured	25	0
Bank loans - secured	967	1,937
Accounts payable	572	775
Contract liabilities	317	12
Accrued charges and deposits	3,165	3,174
Refund liabilities	29	69
Payable to affiliated parties	79	80
Income tax payable	165	0
Lease liabilities	105	92
Total current liabilities	5,424	6,139
Lease liabilities (non-current)	127	213
Long-term loan	2,773	2,438
Long-term deposit received	701	647
Total liabilities	9,025	9,437
Stockholders' equity
Preferred stock par value $0.03 per share - $0.01 par value (authorized: 10,000,000 shares; no shares issued and outstanding as of March 31, 2020 and 2021)	0	0
Common stock par value $0.003 per share - authorized shares - 23,333,334 - issued shares: March 31, 2020: 5,828,205; March 31, 2021: 5,828,205. - outstanding shares: March 31, 2020: 4,906,466; March 31, 2021: 4,857,187.	17	17
Additional paid-in capital	22,795	22,795
Treasury stock at cost: March 31, 2020: 921,739; March 31, 2021: 971,018.	(3,082)	(2,892)
Accumulated deficit	(4,323)	(6,094)
Accumulated other comprehensive income	1,989	938
Total stockholders' equity	17,396	14,764
Total liabilities and stockholders' equity	$ 26,421	$ 24,201